Accumulated Other Comprehensive Income (Components of Accumulated Other Comprehensive Income and Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Accumulated Other Comprehensive Income [Abstract]
Beginning balance	$ (2,602)	[1]	$ 2,797	[1]
Other comprehensive loss before reclassification	3,836	[1]	(4,818)	[1]
Amount reclassified from accumulated other comprehensive income	(772)	[1]	(581)	[1]
Other comprehensive income (loss): Net of tax amount	3,064	[1]	(5,399)	[1]	(518)
Ending balance	$ 462	[1]	$ (2,602)	[1]	$ 2,797	[1]

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.